Related Party Transactions and Balances (Details) - Schedule of Due to Related Parties ,Non-Current - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Healthy Great [Member]
Dividends payable(1)
Dividends payable	[1]	$ 4,962,933	$ 4,980,486
Smartest Star [Member]
Dividends payable(1)
Dividends payable	[1]	1,093,038	1,111,877
Scenery [Member]
Dividends payable(1)
Dividends payable	[1]	410,778	429,845
Mr. Zhu Jian [Member]
Dividends payable(1)
Dividends payable	[1]	6,914,936	6,912,634
Mr. Wang Jun [Member]
Dividends payable(1)
Dividends payable	[1]	1,319,890	1,319,451
Mr. Tang Jing [Member]
Dividends payable(1)
Dividends payable	[1]	1,004,338	1,004,003
Other payable(2)
Other payable	[2]	1,414,575	1,447,908
Related Party [Member]
Dividends payable(1)
Dividends payable	[1]	15,705,913	15,758,296
Other payable(2)
Other payable	[2]	7,384,047	10,655,787
Due to related parties, non-current, Total		23,089,960	26,414,083
Ying Tian [Member]
Other payable(2)
Other payable	[2]		1,596,102
Jian Tong [Member]
Other payable(2)
Other payable	[2]	272,006	2,935,253
Mr. Tang Yuhua [Member]
Other payable(2)
Other payable	[2]	3,230,956	3,307,089
Mr. Wang Jixiang [Member]
Other payable(2)
Other payable	[2]	1,131,502	1,369,435
Shi Lin [Member]
Other payable(2)
Other payable	[2]	$ 1,335,008

[1]	As of June 30, 2024 and December 31, 2023, the dividends payable represented the declared but unpaid dividends to the shareholders. During the six months ended June 30, 2024, the shareholders agreed to extend the payments of dividends to January 2026 and the Company classified the balance to “due to related parties, non-current”.
[2]	As of June 30, 2024 and December 31, 2023, the other payables represented borrowings from the related parties. The borrowings were interest free and repayable in January 2025. During the six months ended June 30, 2024, the related parties agreed to extend the payments of borrowings to January 2026 and the Company classified the balance to “due to related parties, non-current”.